Cover	Jan. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 07, 2025
Entity File Number	000-55849
Entity Registrant Name	LEGACY VENTURES INTERNATIONAL, INC.
Entity Central Index Key	0001616788
Entity Tax Identification Number	30-0826318
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 01, 82/F. International Commerce Centre
Entity Address, Address Line Two	1 Austin Road West
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3960 6394
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value per share
Trading Symbol	LGYV
Entity Emerging Growth Company	false